Inventory (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Supplies and consumables		$ 16,125,000	$ 9,673,000
Merchandise and accessories		668,000	2,838,000
Inventory		121,827,000	111,321,000
Inventory expensed to cost of goods sold		369,100,000	195,600,000
Non-cash expense related to changes in fair value of inventory sold		91,825,000	71,821,000
Charge to the net realizable value of our inventory due to a decrease in selling price	$ 0	135,100,000	0
Inventory write-down recognised in profit or loss		105,500,000
Inventory write-down recognised in fair value changes on inventory sold		29,600,000
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		46,445,000	61,904,000
Finished goods		13,561,000	13,536,000
Inventory		60,006,000	75,440,000
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		26,603,000	5,892,000
Finished goods		17,154,000	8,787,000
Inventory		43,757,000	14,679,000
Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials		929,000	4,508,000
Work-in-process		235,000	1,000,000
Finished goods		107,000	3,183,000
Inventory		1,271,000	8,691,000
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables		16,125,000	9,673,000
Merchandise and accessories		668,000	2,838,000
Inventory		96,993,000	72,348,000
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		29,737,000	30,518,000
Finished goods		11,826,000	8,529,000
Inventory		41,563,000	39,047,000
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		21,608,000	4,536,000
Finished goods		15,758,000	7,563,000
Inventory		37,366,000	12,099,000
Capitalized cost | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials		929,000	4,508,000
Work-in-process		235,000	1,000,000
Finished goods		107,000	3,183,000
Inventory		1,271,000	8,691,000
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables		0	0
Merchandise and accessories		0	0
Inventory		24,834,000	38,973,000
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		16,708,000	31,386,000
Finished goods		1,735,000	5,007,000
Inventory		18,443,000	36,393,000
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process		4,995,000	1,356,000
Finished goods		1,396,000	1,224,000
Inventory		6,391,000	2,580,000
Fair value adjustment | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials		0	0
Work-in-process		0	0
Finished goods		0	0
Inventory		$ 0	$ 0